----------------------
International Regional
----------------------

Alliance All-Asia
Investment Fund

Semi-Annual Report
April 30, 2001

                               [GRAPHIC OMITTED]

                                            Alliance Capital [LOGO](R)
                                            The Investment Professional's Choice

                          Investment Products Offered
                          ---------------------------
                           o Are Not FDIC Insured
                           o May Lose Value
                           o Are Not Bank Guaranteed
                          ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
June 28, 2001

Dear Shareholder:

This report provides an update of the performance, investment strategy and outlook for Alliance All-Asia Investment Fund (the "Fund") for the semi-annual reporting period ended April 30, 2001.

Investment Objective and Policies

The open-end fund seeks long-term capital appreciation. The Fund invests primarily in a non-diversified portfolio of equity securities issued by companies based in Asia and the Pacific Region.

Investment Results

The following table shows the Fund's performance over the past six- and 12-month periods ended April 30, 2001. For comparison, the table also provides performance data for the Fund's benchmark, as represented by the Morgan Stanley Capital International (MSCI) All Country (AC) Asia Pacific Index, as well as the Lipper Pacific Region Funds Average (the "Average").

INVESTMENT RESULTS*
Periods Ended April 30, 2001


                                                           ---------------------
                                                               Total Returns
                                                           ---------------------
                                                           6 Months    12 Months
--------------------------------------------------------------------------------

Alliance All-Asia Investment Fund
      Class A                                               -21.25%      -42.16%
--------------------------------------------------------------------------------
      Class B                                               -21.45%      -42.53%
--------------------------------------------------------------------------------
      Class C                                               -21.52%      -42.59%
--------------------------------------------------------------------------------
MSCI AC Asia Pacific Index                                   -9.85%      -24.95%
--------------------------------------------------------------------------------
Lipper Pacific Region Funds Average                         -11.68%      -29.66%
--------------------------------------------------------------------------------

* The Fund's investment results represent total returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of April 30, 2001. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during the period. Past performance is no guarantee of future results.

  The unmanaged Morgan Stanley Capital International (MSCI) All Country (AC) Asia Pacific Index is a total return, capitalization-weighted index that measures the performance of stock markets in 15 Pacific region countries, including Australia, China (free)+, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan and Thailand. This index reflects no fee or expenses. The unmanaged Lipper Pacific Region Funds Average (the "Lipper Average") consists of funds that concentrate their investments in equity securities with primary trading markets or operations concentrated in the Western Pacific Basin region or a single country within this region. The Lipper Average included 73 funds for the six-month period and 56 funds for the 12-month period ended April 30, 2001. The Lipper Pacific Region


--------------------------------------------------------------------------------
                                           ALLIANCE ALL-ASIA INVESTMENT FUND o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

  Funds Average has generally similar investment objectives to the Fund, although investment policies for the various funds included in the Lipper Average may differ. An investor cannot invest directly in an index or average, and its results are not indicative of any specific investment, including Alliance All-Asia Investment Fund.

+ Excludes shares which are not readily purchased by non-local investors.

  Additional investment results appear on pages 5-8.

For the six-month period ended April 30, 2001, the Fund's Class A shares posted a total return of -21.25%, substantially underperforming the benchmark's return of -9.85% and the Average's return of -11.68%.

In terms of the Fund's country allocation, during the six-month period under review, we had underweight positions in Japan, Hong Kong and Australia, and overweight positions in Korea, Taiwan and India relative to the benchmark.

Stock selection in Japan, Singapore and India primarily contributed to the Fund's underperformance during the period, due to the weakness of the technology and telecommunications sectors. The cumulative impact from country allocation on the Fund's overall performance was relatively smaller.

The past six- and 12-month periods were difficult for Asian markets. The global economic outlook remains uncertain, with ongoing profit warnings from leading technology companies and high fuel prices. Specifically, the political uncertainty in Japan and Taiwan, concern about a slowdown of reforms in Korea, and the surfacing of irregularities by some leading brokers in India all weighed on the respective markets. We are still confident about future prospects, business models and valuations of the stocks in Korea, Taiwan and India. We plan to continue to overweight our position in these stocks relative to the benchmark.

Economic Outlook

2001 should be a year of economic slowdown for Asian countries. According to the World Bank's March 2001 estimate, a simple average--including the annual gross domestic product (GDP) growth rate estimate of four newly industrialized economy
(NIE) Asian countries' (Korea, Taiwan, Hong Kong and Singapore) and Japan--will be down from 7.4% in 2000 to 3.9% in 2001. Nevertheless, Asia continues to


--------------------------------------------------------------------------------
2 o ALLIANCE ALL-ASIA INVESTMENT FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

be among the highest growth regions in the world. We believe that the strong companies in the Fund's portfolio will continue to outperform similar stocks in the rest of the world, but strong absolute performance will only come once the world markets stabilize.

Portfolio Strategy and Outlook

Regarding investment decisions, we take full advantage of Alliance's global research team. Our in-house Asian research teams are located in Tokyo, Hong Kong, Singapore and Mumbai. These teams keep in close contact with our U.S. and European research teams to exchange views and identify industry trends in advance. On the basis of our in-depth fundamental research and frequent contact with corporate managements across the region, we hope to identify undervalued com-panies in the sector. As of April 30, 2001, we are nearly fully invested in over 50 companies located in 7 countries within the region.

Regarding stock selection, we continue to distinguish those companies with sound fundamentals, strong management and clear shareholder orientation through our research team on the ground. At the end of the period, the Fund's 10 largest holdings accounted for 32.9% of total net assets.

The Fund's country allocation is an outcome of our stock selection based on in-house analysts' company research. As of April 30, 2001, the Fund was overweight in Korea, Taiwan and India and underweight in Japan, Hong Kong and Singapore. The Fund has no exposure in Malaysia, Indonesia, Thailand or the Philippines due primarily to the uncertain political and economic climate.

Our overweight position in emerging Asian markets, particularly those of India, China, Korea and Taiwan, is derived largely from a selection of growth-orientated stocks in the technology, consumer and telecommunications sectors. Our predilection is towards companies that are either leveraged to demand growth in domestic markets, or have highly competitive cost bases and product/service offerings in a global context.

For the latter group, we recognize the intermediate-term concerns of a global slowdown in technology spending. In fact, the sharp price correction in such growth-orientated stocks during the six-month period under review was primarily responsible for the Fund's underperformance. However, we believe that the cost competitiveness and technology leadership of the latter group of companies will help them consolidate their position in the market downturn, leveraging them very positively for the demand recovery.


--------------------------------------------------------------------------------
                                           ALLIANCE ALL-ASIA INVESTMENT FUND o 3

----------------------
LETTER TO SHAREHOLDERS
----------------------

[PHOTO]  John D. Carifa

[PHOTO]  Hiroshi Motoki

[PHOTO]  Manish Singhai

Portfolio Managers, Hiroshi Motoki and Manish Singhai, have over 24 years of combined investment experience. Mr. Motoki is also Alliance's Director of Asian Equities.

We appreciate your continued interest and investment in Alliance All-Asia Investment Fund and look forward to reporting to you again on the Fund's investment results.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Hiroshi Motoki

Hiroshi Motoki
Vice President


/s/ Manish Singhai

Manish Singhai
Vice President


--------------------------------------------------------------------------------
4 o ALLIANCE ALL-ASIA INVESTMENT FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE ALL-ASIA INVESTMENT FUND
GROWTH OF A $10,000 INVESTMENT
11/30/94* TO 4/30/01

Lipper Pacific Region Funds Average:        $8,747
MSCI AC Asia Pacific Index:                 $7,786
Alliance All-Asia Investment Fund Class A:  $7,606

[The following table was represented by a mountain chart in the printed material.]

                  Alliance All-Asia      MSCI AC Asia        Lipper Pacific
                   Investment Fund      Pacific Index    Region Funds Average
-------------------------------------------------------------------------------
    11/30/94           $ 9,579             $10,000             $10,000
     4/30/95           $ 9,808             $10,123             $ 9,624
     4/30/96           $11,763             $10,942             $11,153
     4/30/97           $10,016             $ 8,765             $10,298
     4/30/98           $ 7,171             $ 6,955             $ 7,635
     4/30/99           $ 7,629             $ 8,340             $ 8,687
     4/30/00           $13,149             $10,373             $11,992
     4/30/01           $ 7,606             $ 7,786             $ 8,747


This chart illustrates the total value of an assumed $10,000 investment in Alliance All-Asia Investment Fund Class A shares (from 11/30/94 to 4/30/01) as compared to the performance of an appropriate broad-based index and the Lipper Pacific Region Funds Average. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Morgan Stanley Capital International (MSCI) All Country (AC) Asia Pacific Index is a total return, capitalization-weighted index that measures the performance of stock markets in 15 Pacific region countries, including Australia, China (free)+, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan and Thailand.

The unmanaged Lipper Pacific Region Funds Average (the "Lipper Average") reflects performance of 29 funds (based on the number of funds in the average from 11/30/94 to 4/30/01). These funds concentrate their investments in equity securities with primary trading markets or operations concentrated in the Western Pacific Basin region or a single country within this region. The Lipper Average has generally similar investment objectives to the Fund, although investment policies for the various funds included in the Lipper Average may differ.

When comparing Alliance All-Asia Investment Fund to the index and average shown above, you should note that no charges or expenses are reflected in the performance of the index. Lipper results include fees and expenses. An investor cannot invest directly in an index or an average, and its results are not indicative of any specific investment, including Alliance All-Asia Investment Fund.

* Closest month-end after Fund's Class A share inception date of 11/28/94.

+ Excludes shares which are not readily purchased by non-local investors.


--------------------------------------------------------------------------------
                                           ALLIANCE ALL-ASIA INVESTMENT FUND o 5

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE ALL-ASIA INVESTMENT FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 4/30

                              [BAR CHART OMITTED]

          Alliance All-Asia Investment Fund--Yearly Periods Ended 4/30
--------------------------------------------------------------------------------
                                Alliance All-Asia                  MSCI AC
                                 Investment Fund              Asia Pacific Index
--------------------------------------------------------------------------------
       4/30/95*                        2.40%                         1.23%
       4/30/96                        19.93%                         8.09%
       4/30/97                       -14.85%                       -19.89%
       4/30/98                       -28.40%                       -20.65%
       4/30/99                         6.38%                        19.91%
       4/30/00                        72.36%                        24.38%
       4/30/01                       -42.16%                       -24.95%

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the Fund's net asset value (NAV). Returns for Class B, Class C and Advisor Class shares will vary due to different expenses associated with these classes. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during the period.

The unmanaged Morgan Stanley Capital International (MSCI) All Country (AC) Asia Pacific Index is a total return, capitalization-weighted index that measures the performance of stock markets in 15 Pacific region countries, including Australia, China (free)+, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan and Thailand. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including Alliance All-Asia Investment Fund.

* The Fund's return for the period ended 4/30/95 is from the Fund's inception date of 11/28/94 through 4/30/95. The benchmark's return for the period ended 4/30/95 is from 11/30/94 through 4/30/95.

+ Excludes shares which are not readily purchased by non-local investors.


--------------------------------------------------------------------------------
6 o ALLIANCE ALL-ASIA INVESTMENT FUND

                                                               -----------------
                                                               PORTFOLIO SUMMARY
                                                               -----------------

PORTFOLIO SUMMARY
April 30, 2001 (unaudited)

INCEPTION DATES                PORTFOLIO STATISTICS

Class A Shares                 Net Assets ($mil): $48.1
11/28/94                       Median Market Capitalization ($mil): $11,854
Class B Shares
11/28/94
Class C Shares
11/28/94

SECTOR BREAKDOWN

   24.6% Technology
   23.0% Consumer Services
   12.1% Finance
    9.9% Health Care
    9.1% Basic Industries
    6.2% Consumer Manufacturing             [PIE CHART OMITTED]
    5.0% Consumer Staples
    4.0% Utilities
    3.6% Multi-Industry
    1.8% Capital Goods
    0.7% Energy

COUNTRY BREAKDOWN

   55.7% Japan
   11.1% South Korea
   11.0% Hong Kong
    7.6% Taiwan
    6.7% India                              [PIE CHART OMITTED]
    6.4% Australia
    1.5% Singapore

All data as of April 30, 2001. The Fund's sector and country breakdowns are expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
                                           ALLIANCE ALL-ASIA INVESTMENT FUND o 7

------------------
INVESTMENT RESULTS
------------------

INVESTMENT RESULTS

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2001

Class A Shares
--------------------------------------------------------------------------------
                                 Without Sales Charge          With Sales Charge
                  1 Year                -42.16%                     -44.63%
                 5 Years                 -8.35%                      -9.14%
         Since Inception*                -3.53%                      -4.17%

Class B Shares
--------------------------------------------------------------------------------
                                 Without Sales Charge          With Sales Charge
                  1 Year                -42.53%                     -44.54%
                 5 Years                 -9.02%                      -9.02%
         Since Inception*                -4.21%                      -4.21%

Class C Shares
--------------------------------------------------------------------------------
                                 Without Sales Charge          With Sales Charge
                  1 Year                -42.59%                     -43.09%
                 5 Years                 -9.01%                      -9.01%
         Since Inception*                -4.19%                      -4.19%

SEC AVERAGE ANNUAL TOTAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2001)

                                 Class A              Class B            Class C
                                 Shares               Shares             Shares
--------------------------------------------------------------------------------
                  1 Year         -53.04%              -53.01%            -51.77%
                 5 Years          -9.16%               -9.06%             -9.04%
         Since Inception*         -5.07%               -5.10%             -5.09%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Total returns for Advisor Class shares will differ due to different expenses associated with this class.

Substantially all of the Fund's assets will be invested in foreign securities which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Fund may invest all of its assets within a single region, which may present greater risk than investment in a more diversified fund.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* Inception date for all classes: 11/28/94.


--------------------------------------------------------------------------------
8 o ALLIANCE ALL-ASIA INVESTMENT FUND

                                                            --------------------
                                                            TEN LARGEST HOLDINGS
                                                            --------------------

TEN LARGEST HOLDINGS
April 30, 2001 (unaudited)

                                                                      Percent of
Company                                           U.S. $ Value        Net Assets
--------------------------------------------------------------------------------
Fast Retailing Co., Ltd.--Operates a chain
   of clothing stores in Japan. The company
   designs, manufactures, and retails its
   own line of casual clothing under the
   brand name Uni-Qlo.                          $    1,985,547              4.1%
--------------------------------------------------------------------------------
China Mobile (Hong Kong), Ltd.
   Cl. H--Provides cellular
   telecommunication services
   in the People's Republic of China.                1,723,298              3.6
--------------------------------------------------------------------------------
Shin-Etsu Chemical Co., Ltd.--Produces
   and distributes synthetic resins and other
   chemical products such as fertilizers. The
   company also manufactures electronic
   materials such as semiconductor silicon,
   and synthetic and rare earth quartz.
   Shin-Etsu Chemical operates in Japan
   and overseas.                                     1,685,778              3.5
--------------------------------------------------------------------------------
Kao Corp.--Manufactures household and
   chemical products. The company produces
   cosmetics, laundry and cleaning products,
   hygiene products, fatty chemicals, edible
   oils, and specialty chemicals.                    1,600,809              3.3
--------------------------------------------------------------------------------
Infosys Technologies, Ltd.--Develops
   software and provides services for the
   distribution, banking, telecommunications
   and manufacturing sectors.                        1,591,887              3.3
--------------------------------------------------------------------------------
NTT DoCoMo, Inc.--Provides various types
   of telecommunication services including
   cellular phones, personal handyphone
   systems (PHS), paging, satellite mobile
   communication, and wireless Private
   Branch Exchange system services.                  1,521,020              3.2
--------------------------------------------------------------------------------
Takeda Chemical Industries, Ltd.--
   Produces and sells healthcare related
   products.                                         1,495,124              3.1
--------------------------------------------------------------------------------
SK Telecom Co., Ltd.--An affiliate of SK
   Group, offering mobile telecommunications
   and paging services in South Korea. The
   company's wireless services include
   Internet access and real-time stock market
   information. SK Telecom provides Internet
   online services such as news, electronic
   mail, online games, shopping, chatting,
   and web hosting.                                  1,461,845              3.1
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                           ALLIANCE ALL-ASIA INVESTMENT FUND o 9

--------------------
TEN LARGEST HOLDINGS
--------------------

                                                                      Percent of
Company                                           U.S. $ Value        Net Assets
--------------------------------------------------------------------------------
Canon, Inc.--Manufactures office,
   camera, and video equipment. Canon
   also produces and markets computer
   peripherals and manufactures aligners
   for semiconductor chip production,
   broadcasting lenses, and medical
   equipment.                                   $    1,412,907              2.9%
--------------------------------------------------------------------------------
NEC Corp.--Manufactures and markets
   computers, telecommunication
   equipment, electronic devices,
   semiconductors, and software. The
   company operates worldwide.                       1,350,354              2.8
--------------------------------------------------------------------------------
                                                $   15,828,569             32.9%


--------------------------------------------------------------------------------
10 o ALLIANCE ALL-ASIA INVESTMENT FUND

                                                          ----------------------
                                                          SECTOR DIVERSIFICATION
                                                          ----------------------

SECTOR DIVERSIFICATION
April 30, 2001 (unaudited)

                                                                      Percent of
                                                  U.S. $ Value        Net Assets
--------------------------------------------------------------------------------
Basic Industries                                   $ 4,496,015              9.3%
--------------------------------------------------------------------------------
Capital Goods                                          905,201              1.9
--------------------------------------------------------------------------------
Consumer Manufacturing                               3,094,414              6.4
--------------------------------------------------------------------------------
Consumer Services                                   11,404,759             23.7
--------------------------------------------------------------------------------
Consumer Staples                                     2,478,023              5.2
--------------------------------------------------------------------------------
Energy                                                 340,337              0.7
--------------------------------------------------------------------------------
Finance                                              5,982,425             12.4
--------------------------------------------------------------------------------
Healthcare                                           4,936,231             10.3
--------------------------------------------------------------------------------
Multi-Industry                                       1,786,861              3.7
--------------------------------------------------------------------------------
Technology                                          12,179,415             25.3
--------------------------------------------------------------------------------
Utilities                                            2,006,843              4.2
--------------------------------------------------------------------------------
Total Investments                                   49,610,524            103.1
--------------------------------------------------------------------------------
Cash and receivables,
   net of liabilities                               (1,494,272)            (3.1)
--------------------------------------------------------------------------------
Net Assets                                         $48,116,252            100.0%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                          ALLIANCE ALL-ASIA INVESTMENT FUND o 11

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

PORTFOLIO OF INVESTMENTS
April 30, 2001 (unaudited)

Company                                               Shares       U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS-103.1%

Australia-6.6%
Cochlear, Ltd. ...............................        39,600       $    775,341
Commonwealth Bank of Australia................        33,900            498,859
CSL, Ltd. ....................................        40,800            766,110
Lend Lease Corp., Ltd. .......................        34,600            247,341
News Corp., Ltd. .............................        55,100            523,666
Woodside Petroleum, Ltd. .....................        50,000            340,337
                                                                   ------------
                                                                      3,151,654
                                                                   ------------
Hong Kong-11.4%
Cathay Pacific Airways........................       532,000            804,924
China Mobile (Hong Kong), Ltd. CI. H(a).......       350,000          1,723,298
Hutchison Whampoa, Ltd. ......................        83,700            898,817
Johnson Electric Holdings, Ltd. ..............       343,000            644,307
Legend Holdings, Ltd. ........................       750,000            596,230
Li & Fung, Ltd. ..............................       108,000            204,257
Sun Hung Kai Properties, Ltd. ................        32,000            299,525
Television Broadcasting, Ltd. ................        60,000            303,116
                                                                   ------------
                                                                      5,474,474
                                                                   ------------
India-6.9%
Infosys Technologies, Ltd. ...................        20,000          1,591,887
ITC, Ltd. ....................................        20,000            357,489
Reliance Industries, Ltd. ....................        75,000            549,269
   GDR(a)(b)..................................        35,000            560,875
Satyam Computer Services, Ltd. ...............        60,000            277,036
                                                                   ------------
                                                                      3,336,556
                                                                   ------------
Japan-57.4%
Ajinomoto Co., Inc. ..........................        25,000            254,906
Bank of Fukuoka, Ltd. ........................       139,000            602,905
Banyu Pharmaceutical Co., Ltd. ...............        54,000            994,133
Canon, Inc. ..................................        36,000          1,412,907
Chiba Bank, Ltd. .............................        23,000             85,616
Fast Retailing Co., Ltd. .....................         9,200          1,985,547
Fujisawa Pharmaceutical Co., Ltd. ............        16,000            324,337
Furukawa Electric Co., Ltd. ..................        55,000            656,484
Honda Motor Co., Ltd. ........................        19,000            764,151
Hoya Corp. ...................................        16,300          1,068,420
Kansai Electric Power Co. ....................        17,700            279,161
Kao Corp. ....................................        63,000          1,600,809
Kawasaki Steel Corp.(a).......................       256,000            319,029
Kose Corp. ...................................         7,700            264,819
MACNICA, Inc. ................................         5,325            344,730
Mitsubishi Corp. .............................       118,000            888,044
Mizuho Holdings, Inc. ........................            55            338,701
NEC Corp. ....................................        74,000          1,350,354
Net One Systems Co., Ltd.(a)..................            46            941,776
Nippon Broadcasting System, Inc. .............        12,000            436,982


--------------------------------------------------------------------------------
12 o ALLIANCE ALL-ASIA INVESTMENT FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                               Shares       U.S. $ Value
--------------------------------------------------------------------------------

Nippon Sheet Glass Co., Ltd.(a)...............        74,000       $    724,580
Nippon Telegraph and Telephone Corp. .........            42            266,802
Nippon Television Network Corp. ..............           860            276,982
Nitto Denko Corp. ............................         8,000            260,894
Nomura Securities Co., Ltd. ..................        63,000          1,330,609
NTT DoCoMo, Inc. .............................            74          1,521,020
Pioneer Corp. ................................         9,000            268,744
Ricoh Co., Ltd. ..............................        46,000            861,744
Rohm Co., Ltd. ...............................         1,100            194,052
Saizeriya Co., Ltd. ..........................         1,900             82,873
Sankyo Co., Ltd. .............................        14,000            378,394
Shin-Etsu Chemical Co., Ltd. .................        42,000          1,685,778
Sumitomo Trust & Banking Co., Ltd. ...........        85,000            577,099
Suzuki Motor Corp. ...........................        79,000          1,003,682
Takeda Chemical Industries, Ltd. .............        31,000          1,495,124
Tokyo Electric Power Co. .....................        11,100            264,981
Toyota Motor Corp. ...........................        22,400            745,005
Yahoo Japan Corp.(a)..........................             5            196,237
Yamanouchi Pharmaceutical Co., Ltd. ..........        21,000            581,185
                                                                   ------------
                                                                     27,629,596
                                                                   ------------
Singapore-1.5%
DBS Group Holdings, Ltd. .....................        52,335            456,962
Singapore Press Holdings, Ltd. ...............        25,000            286,930
                                                                   ------------
                                                                        743,892
                                                                   ------------
South Korea-11.4%
Hyundai Motor Co., Ltd. ......................        20,000            312,832
Kookmin Bank..................................        55,000            651,481
Kookmin Credit Card Co., Ltd. ................        20,000            528,474
Korea Telecom Corp. ..........................        25,000          1,195,900
Samsung Electronics...........................         6,000          1,043,280
Shinsegae Co. Ltd. ...........................         5,000            301,822
SK Telecom Co., Ltd. .........................         8,500          1,461,845
                                                                   ------------
                                                                      5,495,634
                                                                   ------------
Taiwan-7.9%
Chinatrust Commercial Bank(a).................       500,000            364,853
Compal Electronics, Inc.(a)...................       265,000            451,201
President Chain Store Corp. ..................       150,000            433,262
Sunplus Technology Co., Ltd. .................       120,000            591,061
   GDR(a).....................................        44,400            428,460
Taiwan Cellular Corp.(a)......................       430,000            679,842
Taiwan Semiconductor Manufacturing Co.(a).....       300,000            830,039
                                                                   ------------
                                                                      3,778,718
                                                                   ------------


--------------------------------------------------------------------------------
                                          ALLIANCE ALL-ASIA INVESTMENT FUND o 13

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                                                   U.S. $ Value
--------------------------------------------------------------------------------

Total Investments-103.1%
   (cost $51,682,057).........................                     $ 49,610,524
Other assets less liabilities-(3.1)%..........                       (1,494,272)
                                                                   ------------

Net Assets-100%...............................                     $ 48,116,252
                                                                   ============

(a) Non-income producing security.

(b) This security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2001, this security amounted to $560,875 or 1.2% of net assets.

    Glossary:

    GDR - Global Depositary Receipt

    See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCE ALL-ASIA INVESTMENT FUND

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

STATEMENT OF ASSETS & LIABILITIES
April 30, 2001 (unaudited)

Assets
Investments in securities, at value (cost $51,682,057)........    $  49,610,524
Foreign cash, at value (cost $345,681)........................          346,182
Receivable for capital stock sold.............................          758,112
Receivable for investment securities sold.....................          496,749
Dividends receivable..........................................           83,977
                                                                  -------------
Total assets..................................................       51,295,544
                                                                  -------------
Liabilities
Due to custodian..............................................        1,650,728
Payable for investment securities purchased...................          639,866
Payable for capital stock redeemed............................          488,593
Distribution fee payable......................................           26,355
Advisory fee payable..........................................           21,530
Accrued expenses..............................................          352,220
                                                                  -------------
Total liabilities.............................................        3,179,292
                                                                  -------------
Net Assets....................................................    $  48,116,252
                                                                  =============
Composition of Net Assets
Capital stock, at par.........................................    $       7,348
Additional paid-in capital....................................       63,029,570
Accumulated net investment loss...............................         (764,036)
Accumulated net realized loss on investments
   and foreign currency transactions..........................      (12,088,285)
Net unrealized depreciation of investments and
   foreign currency denominated assets and liabilities........       (2,068,345)
                                                                  -------------
                                                                  $  48,116,252
                                                                  =============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($15,468,690 / 2,293,795 shares of capital stock
   issued and outstanding)....................................            $6.74
Sales Charge--4.25% of public offering price..................              .30
                                                                          -----
Maximum offering price........................................            $7.04
                                                                          =====
Class B Shares
Net asset value and offering price per share
   ($21,789,059 / 3,405,260 shares of
   capital stock issued and outstanding)......................            $6.40
                                                                          =====
Class C Shares
Net asset value and offering price per share
   ($6,203,674 / 967,593 shares of
   capital stock issued and outstanding)......................            $6.41
                                                                          =====
Advisor Class Shares
Net asset value, redemption and offering price
   per share ($4,654,829 / 681,459 shares of
   capital stock issued and outstanding)......................            $6.83
                                                                          =====

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE ALL-ASIA INVESTMENT FUND o 15

-----------------------
STATEMENT OF OPERATIONS
-----------------------

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2001 (unaudited)

Investment Income
Dividends (net of foreign taxes
   withheld of $29,033)........................ $     175,473
Interest.......................................        17,143   $       192,616
                                                -------------
Expenses
Advisory Fee...................................       280,503
Distribution fee - Class A.....................        24,566
Distribution fee - Class B.....................       135,591
Distribution fee - Class C.....................        38,142
Custodian......................................       222,793
Transfer agency................................       163,097
Audit and legal................................        45,756
Administrative.................................        42,075
Registration...................................        29,038
Printing.......................................        21,699
Directors' fees................................        17,000
Miscellaneous..................................         3,823
                                                -------------
Total expenses.................................     1,024,083
Less: expenses waived and reimbursed by
   the Adviser (see Note B)....................       (63,349)
Less: expense offset arrangement
   (see Note B)................................        (4,082)
                                                -------------
Net expenses...................................                         956,652
                                                                ---------------
Net investment loss............................                        (764,036)
                                                                ---------------
Realized and Unrealized Gain (Loss)
on Investments and Foreign
Currency Transactions
Net realized loss on investment
   transactions................................                     (11,318,178)
Net realized gain on foreign currency
   transactions................................                              39
Net change in unrealized
   appreciation/depreciation of:
   Investments.................................                      (1,132,291)
   Foreign currency denominated assets
      and liabilities..........................                         207,909
                                                                ---------------
Net loss on investments and foreign
   currency transactions.......................                     (12,242,521)
                                                                ---------------
Net Decrease in Net Assets
   from Operations.............................                 $   (13,006,557)
                                                                ---------------

See notes to financial statements.


--------------------------------------------------------------------------------
16 o ALLIANCE ALL-ASIA INVESTMENT FUND

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                  Six Months
                                                     Ended         Year Ended
                                                April 30, 2001     October 31,
                                                  (unaudited)         2000
                                                ==============   ==============
Increase (Decrease) in Net Assets
from Operations
Net investment loss............................ $     (764,036)  $   (2,371,688)
Net realized gain (loss) on investments and
   foreign currency transactions...............    (11,318,139)      15,603,746
Net change in unrealized appreciation/
   depreciation of investments and
   foreign currency denominated assets
   and liabilities.............................       (924,382)     (16,961,057)
                                                --------------   --------------
Net decrease in net assets from
   operations..................................    (13,006,557)      (3,728,999)
Distributions to Shareholders from:
Net realized gain on investments and
   foreign currency transactions
   Class A.....................................     (2,451,469)              -0-
   Class B.....................................     (4,153,667)              -0-
   Class C.....................................     (1,213,472)              -0-
   Advisor Class...............................       (762,611)              -0-
Capital Stock Transactions
Net decrease...................................     (3,097,863)     (16,422,767)
                                                --------------   --------------
Total decrease.................................    (24,685,639)     (20,151,766)
Net Assets
Beginning of period............................     72,801,891       92,953,657
                                                --------------   --------------
End of period.................................. $   48,116,252   $   72,801,891
                                                ==============   ==============

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE ALL-ASIA INVESTMENT FUND o 17

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTES TO FINANCIAL STATEMENTS
April 30, 2001 (unaudited)

NOTE A

Significant Accounting Policies

Alliance All-Asia Investment Fund, Inc. (the "Fund") was organized as a Maryland corporation on September 21, 1994 and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with an initial sales charge of up to 4.25%. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on the Nasdaq Stock Market, Inc. are generally valued at the last reported sale price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, (but excluding securities traded on the Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.


--------------------------------------------------------------------------------
18 o ALLIANCE ALL-ASIA INVESTMENT FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of investments and foreign currency contracts, the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign security transactions, and the difference between the amounts of dividends, interest and foreign taxes receivable recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares (Advisor Class shares also have no distribution fees).

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

6. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


--------------------------------------------------------------------------------
                                          ALLIANCE ALL-ASIA INVESTMENT FUND o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under an investment advisory agreement, the Fund pays Alliance Capital Management L.P. ("the Adviser") an advisory fee at an annual rate of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly. Effective July 1, 1998, the Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 3.00%, 3.70%, 3.70% and 2.70% of the daily average net assets for the Class A, Class B, Class C and Advisor Class shares, respectively. For the six months ended April 30, 2001, such waivers and reimbursement amounted to $21,274.

Under the terms of an Administrative Agreement, the Fund pays Alliance Capital Management L.P. (the "Administrator") a monthly fee equal to the annualized rate of .15 of 1% of the Fund's average daily net assets. For the six months ended April 30, 2001, the Adviser agreed to waive its fees. Such waiver amounted to $42,075.

The Administrator provides administrative functions to the Fund as well as other clerical services. The Administrator also prepares financial and regulatory reports for the Fund.

The Fund compensates Alliance Global Investor Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $106,771 for the six months ended April 30, 2001.

For the six months ended April 30, 2001, the Fund's expenses were reduced by $4,082 under an expense offset arrangement with Alliance Global Investor Services, Inc.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $8,467 from the sales of Class A shares and $7,063, $54,092 and $3,875 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2001.

Brokerage commissions paid on investment transactions for the six months ended April 30, 2001, amounted to $194,356, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and


--------------------------------------------------------------------------------
20 o ALLIANCE ALL-ASIA INVESTMENT FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $3,498,927 and $651,372 for Class B and Class C shares respectively. Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term and U.S. government obligations) aggregated $40,352,775 and $49,540,061, respectively, for the six months ended April 30, 2001. There were no purchases or sales of U.S. government or government agency obligations for the six months ended April 30, 2001.

At April 30, 2001, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $4,043,052 and gross unrealized depreciation of investments was $6,114,585 resulting in net unrealized depreciation of $2,071,533 (excluding foreign currency transactions).

Forward Exchange Currency Contracts

The Fund enters into forward exchange currency contracts to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. There were no forward currency contracts outstanding at April 30, 2001.


--------------------------------------------------------------------------------
                                          ALLIANCE ALL-ASIA INVESTMENT FUND o 21

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE E

Capital Stock

There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class. Each class consists of 3,000,000,000 authorized shares.

Transactions in capital stock were as follows:

                  ------------------------------   ---------------------------------
                                 Shares                             Amount
                  ------------------------------   ---------------------------------
                  Six Months Ended    Year Ended   Six Months Ended       Year Ended
                    April 30, 2001   October 31,     April 30, 2001      October 31,
                       (unaudited)          2000         (unaudited)            2000
                  ------------------------------------------------------------------
Class A
Shares sold              5,900,392     7,030,575      $  42,682,764    $  90,524,873
------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   distributions           247,105            -0-         2,046,027               -0-
------------------------------------------------------------------------------------
Shares converted
   from Class B              3,241        22,421             20,799          289,538
------------------------------------------------------------------------------------
Shares redeemed         (5,961,011)   (8,778,324)       (43,773,618)    (113,840,106)
------------------------------------------------------------------------------------
Net increase
   (decrease)              189,727    (1,725,328)     $     975,972    $ (23,025,695)
====================================================================================

Class B
Shares sold              1,391,386     4,431,969      $  10,101,404    $  54,468,467
------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   distributions           492,191            -0-         3,878,466               -0-
------------------------------------------------------------------------------------
Shares converted
   to Class A               (3,412)      (23,317)           (20,799)        (289,538)
------------------------------------------------------------------------------------
Shares redeemed         (2,336,162)   (4,323,134)       (17,057,455)     (51,697,425)
------------------------------------------------------------------------------------
Net increase
   (decrease)             (455,997)       85,518      $  (3,098,384)   $   2,481,504
====================================================================================

Class C
Shares sold              1,351,472     2,550,746      $   9,153,895    $  31,371,227
------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   distributions           143,284            -0-         1,131,940               -0-
------------------------------------------------------------------------------------
Shares redeemed         (1,737,392)   (2,335,015)       (12,300,051)     (28,483,698)
------------------------------------------------------------------------------------
Net increase
   (decrease)             (242,636)      215,731      $  (2,014,216)   $   2,887,529
====================================================================================


--------------------------------------------------------------------------------
22 o ALLIANCE ALL-ASIA INVESTMENT FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                  ------------------------------   ---------------------------------
                                 Shares                             Amount
                  ------------------------------   ---------------------------------
                  Six Months Ended    Year Ended   Six Months Ended       Year Ended
                    April 30, 2001   October 31,     April 30, 2001      October 31,
                       (unaudited)          2000        (unaudited)             2000
                  ------------------------------------------------------------------
Advisor Class
Shares sold              2,257,820     1,175,471      $  16,864,718    $  14,441,947
------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   distributions            85,178            -0-           713,788               -0-
------------------------------------------------------------------------------------
Shares redeemed         (2,186,790)   (1,100,525)       (16,539,741)     (13,208,052)
------------------------------------------------------------------------------------
Net increase               156,208        74,946         $1,038,765      $ 1,233,895
====================================================================================

NOTE F

Concentration of Risk

Investing in securities of foreign companies involves special risks which include the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of United States companies. The securities markets of many Asian countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, the Fund's investment portfolio may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States.

NOTE G

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide for short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2001.


--------------------------------------------------------------------------------
                                          ALLIANCE ALL-ASIA INVESTMENT FUND o 23

--------------------
FINANCIAL HIGHLIGHTS
--------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                  --------------------------------------------------------------------------------------------------
                                                                            Class A
                                  --------------------------------------------------------------------------------------------------
                                   Six Months
                                        Ended
                                    April 30,                                  Year Ended October 31,
                                         2001         ------------------------------------------------------------------------------
                                  (unaudited)               2000             1999            1998            1997           1996
                                  --------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .........   $     9.71          $    10.46       $     5.86      $     7.54      $    11.04     $    10.45
                                  --------------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a) ........         (.09)(b)            (.19)            (.10)(b)        (.10)(b)        (.21)(b)       (.21)(b)
Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ................        (1.77)               (.56)            4.70           (1.58)          (2.95)           .88
                                  --------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................        (1.86)               (.75)            4.60           (1.68)          (3.16)           .67
                                  --------------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains on
  investments and foreign
  currency transactions .......        (1.11)                 -0-              -0-             -0-           (.34)          (.08)
                                  --------------------------------------------------------------------------------------------------
Net asset value, end of period    $     6.74          $     9.71       $    10.46      $     5.86      $     7.54     $    11.04
                                  ==================================================================================================
Total Return
Total investment return
  based on net asset value(c) .       (21.25)%             (7.17)%          78.50%         (22.28)%        (29.61)%         6.43%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $   15,469          $   20,436       $   40,040      $    3,778      $    5,916     $   12,284
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............         3.00%(d)(e)         2.35%(d)         2.45%(d)        3.74%(d)        3.45%          3.37%
  Expenses, before waivers/
    reimbursements ............         3.18%(e)            2.35%            2.93%           4.63%           3.57%          3.61%
  Expenses, before waivers/
    reimbursements excluding
    interest expense ..........         3.18%(e)            2.30%(f)         2.93%           4.63%           3.57%          3.61%
  Net investment loss, net of
    waivers/reimbursements ....        (2.31)%(e)          (1.51)%          (1.20)%         (1.50)%         (1.97)%        (1.75)%
Portfolio turnover rate .......          142%                153%             119%             93%             70%            66%

See footnote summary on page 28.


--------------------------------------------------------------------------------
24 o ALLIANCE ALL-ASIA INVESTMENT FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                  --------------------------------------------------------------------------------------------------
                                                                            Class B
                                  --------------------------------------------------------------------------------------------------
                                   Six Months
                                        Ended
                                    April 30,                                  Year Ended October 31,
                                         2001         ------------------------------------------------------------------------------
                                  (unaudited)               2000             1999            1998            1997           1996
                                  --------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .........   $     9.30          $    10.09       $     5.71      $     7.39      $    10.90     $    10.41
                                  --------------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a) ........         (.11)(b)            (.29)            (.18)(b)        (.14)(b)        (.28)(b)       (.28)(b)
Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ................        (1.68)               (.50)            4.56           (1.54)          (2.89)           .85
                                  --------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................        (1.79)               (.79)            4.38           (1.68)          (3.17)           .57
                                  --------------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains on
  investments and foreign
  currency transactions .......        (1.11)                 -0-              -0-             -0-           (.34)          (.08)
                                  --------------------------------------------------------------------------------------------------
Net asset value,
  end of period ...............   $     6.40          $     9.30       $    10.09      $     5.71      $     7.39     $    10.90
                                  ==================================================================================================
Total Return
Total investment return
  based on net asset
  value(c) ....................       (21.45)%             (7.83)%          76.71%         (22.73)%        (30.09)%         5.49%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $   21,789          $   35,927       $   38,108      $    8,844      $   11,439     $   23,784
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............         3.70%(d)(e)         3.18%(d)         3.48%(d)        4.49%(d)        4.15%          4.07%
  Expenses, before waivers/
    reimbursements ............         3.99%(e)            3.18%            3.96%           5.39%           4.27%          4.33%
  Expenses, before waivers/
    reimbursements
    excluding interest
    expense ...................         3.99%(e)            3.13%(f)         3.96%           5.39%           4.27%          4.33%
  Net investment loss, net of
    waivers/reimbursements ....        (3.02)%(e)          (2.32)%          (2.31)%         (2.22)%         (2.67)%        (2.44)%
Portfolio turnover rate .......          142%                153%             119%             93%             70%            66%

See footnote summary on page 28.


--------------------------------------------------------------------------------
                                          ALLIANCE ALL-ASIA INVESTMENT FUND o 25

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                  --------------------------------------------------------------------------------------------------
                                                                            Class C
                                  --------------------------------------------------------------------------------------------------
                                   Six Months
                                        Ended
                                    April 30,                                  Year Ended October 31,
                                         2001         ------------------------------------------------------------------------------
                                  (unaudited)               2000             1999            1998            1997           1996
                                  --------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .........   $     9.32          $    10.12       $     5.72      $     7.40      $    10.91     $    10.41
                                  --------------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a) ........         (.11)(b)            (.29)            (.18)(b)        (.14)(b)        (.27)(b)       (.28)(b)
Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ................        (1.69)               (.51)            4.58           (1.54)          (2.90)           .86
                                  --------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................        (1.80)               (.80)            4.40           (1.68)          (3.17)           .58
                                  --------------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains on
  investments and foreign
  currency transactions .......        (1.11)                 -0-              -0-             -0-           (.34)          (.08)
                                  --------------------------------------------------------------------------------------------------
Net asset value,
  end of period ...............   $     6.41          $     9.32       $    10.12      $     5.72      $     7.40     $    10.91
                                  ==================================================================================================
Total Return
Total investment return
  based on net asset
  value(c) ....................       (21.52)%             (7.90)%          76.92%         (22.70)%        (30.06)%         5.59%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $    6,203          $   11,284       $   10,060      $    1,717      $    1,859     $    4,228
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............         3.70%(d)(e)         3.18%(d)         3.41%(d)        4.48%(d)        4.15%          4.07%
  Expenses, before waivers/
    reimbursements ............         3.93%(e)            3.18%            3.89%           5.42%           4.27%          4.30%
  Expenses, before waivers/
    reimbursements
    excluding interest
    expense ...................         3.93%(e)            3.13%(f)         3.89%           5.42%           4.27%          4.30%
  Net investment loss, net of
    waivers/reimbursements ....        (3.03)%(e)          (2.31)%          (2.21)%         (2.20)%         (2.66)%        (2.42)%
Portfolio turnover rate .......          142%                153%             119%             93%             70%            66%

See footnote summary on page 28.


--------------------------------------------------------------------------------
26 o ALLIANCE ALL-ASIA INVESTMENT FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                ----------------------------------------------------------------------------------------------------
                                                                        Advisor Class
                                ----------------------------------------------------------------------------------------------------
                                 Six Months                                                                          Six Months
                                      Ended                                                                          October 2,
                                  April 30,                               Year Ended October 31,                     1996(g) to
                                       2001           ------------------------------------------------------------  October 31,
                                (unaudited)                2000             1999            1998            1997           1996
                                ----------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .........   $    9.81           $   10.54        $    5.90       $    7.56       $   11.04      $   11.65
                                  --------------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a) ........        (.07)(b)            (.17)            (.10)(b)        (.08)(b)        (.15)(b)         -0-(b)
Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ................       (1.80)               (.56)            4.74           (1.58)          (2.99)          (.61)
                                  --------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................       (1.87)               (.73)            4.64           (1.66)          (3.14)          (.61)
                                  --------------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains on
  investments and foreign
  currency transactions .......       (1.11)                 -0-              -0-             -0-           (.34)            -0-
                                  --------------------------------------------------------------------------------------------------
Net asset value,
  end of period ...............   $    6.83           $    9.81        $   10.54       $    5.90       $    7.56      $   11.04
                                  ==================================================================================================
Total Return
Total investment return
  based on net asset
  value(c) ....................      (21.12)%             (6.93)%          78.64%         (21.96)%        (29.42)%        (5.24)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $   4,655           $   5,155        $   4,746       $   2,012       $   1,338      $      27
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............        2.70%(d)(e)         2.19%(d)         2.45%(d)        3.46%(d)        3.21%          4.97%(e)
  Expenses, before waivers/
    reimbursements ............        2.88%(e)            2.19%            2.93%           4.39%           3.43%          5.54%(e)
  Expenses, before waivers/
    reimbursements
    excluding interest
    expense ...................        2.88%(e)            2.14%(f)         2.93%           4.39%           3.43%          5.54%(e)
  Net investment income
    (loss), net of waivers/
    reimbursements ............       (1.99)%(e)          (1.31)%          (1.33)%         (1.22)%         (1.51)%         1.63%(e)
Portfolio turnover rate .......         142%                153%             119%             93%             70%            66%

See footnote summary on page 28.


--------------------------------------------------------------------------------
                                          ALLIANCE ALL-ASIA INVESTMENT FUND o 27

--------------------
FINANCIAL HIGHLIGHTS
--------------------

(a) Based on average shares outstanding.

(b) Net of expenses waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(d) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:


                               Six Months
                                    Ended
                                April 30,    Year Ended October 31,
                                     2001    ----------------------
                              (unaudited)        2000      1999
                              -------------------------------------
    Class A.................        3.00%       2.34%     2.43%
    Class B.................        3.70%       3.17%     3.46%
    Class C.................        3.70%       3.16%     3.39%
    Advisor Class...........        2.70%       2.18%     2.43%

(e) Annualized.

(f) Net of interest expense of .04 % on credit facility. (see Note G)

(g) Commencement of distribution.


--------------------------------------------------------------------------------
28 o ALLIANCE ALL-ASIA INVESTMENT FUND

                                                    ----------------------------
                                                    GLOSSARY OF INVESTMENT TERMS
                                                    ----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

equity

Another term for stock.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

portfolio

The collection of securities that make up a fund's or an investor's investments.

sector

A group of securities that are similar with respect to maturity, type, rating, industry and/or coupon. Refers to a distinct part of the economy, for example, the technology sector.

share

A unit which represents ownership in a mutual fund or stock.


--------------------------------------------------------------------------------
                                          ALLIANCE ALL-ASIA INVESTMENT FUND o 29

----------------
ALLIANCE CAPITAL
----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $433 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 56 of the FORTUNE 100 companies and public retirement funds in 36 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by 620 investment professionals in 35 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 3/31/01.


--------------------------------------------------------------------------------
30 o ALLIANCE ALL-ASIA INVESTMENT FUND

                                                --------------------------------
                                                ALLIANCE CAPITAL AT YOUR SERVICE
                                                --------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That's why we provide our shareholders with a wide variety of products and time-saving services.

o  Low Minimum Investments

   You can begin investing in Alliance Capital funds with as little as $250 (except for Alliance Select Investor Series Biotechnology Portfolio, Alliance Select Investor Series Premier Portfolio, Alliance Select Investor Series Technology Portfolio, and Alliance Select Investor Series Small Cap Growth Portfolio which generally have a $10,000 minimum initial investment) and may make subsequent investments of $50 or more.

o  Automatic Reinvestment

   You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o  Automatic Investment Program

   Build your investment account by having money automatically transferred from your bank account on a regular basis.

o  Dividend Direction Plans

   You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge--a good way to diversify your assets.

o  Auto Exchange

   You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o  Systematic Withdrawals

   Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o  E-Statements

   Sign up to view your quarterly account statement on-line, rather than wait to receive paper copies in the mail--it's easy, convenient and saves you time and storage space.

o  A Choice of Purchase Plans

   Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o  Telephone Transaction

   Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o  Alliance Answer: 24-Hour Information

   For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o  The Alliance Advance

   A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Alliance Capital on the World Wide Web at www.alliancecapital.com. Here, you can access updated account information, including daily pricing, make additional investments, exchange between Alliance funds and view fund performance.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
                                          ALLIANCE ALL-ASIA INVESTMENT FUND o 31

------------------
BOARD OF DIRECTORS
------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
David H. Dievler(1)
John H. Dobkin(1)
W.H. Henderson(1)
Stig Host(1)
Alan Stoga(1)

OFFICERS

Bruce W. Calvert, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Thomas J. Bardong, Vice President
Russell Brody, Vice President
Hiroshi Motoki, Vice President
Manish Singhai, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

(1) Member of the Audit Committee.


--------------------------------------------------------------------------------
32 o ALLIANCE ALL-ASIA INVESTMENT FUND

                                                --------------------------------
                                                ALLIANCE CAPITAL FAMILY OF FUNDS
                                                --------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

Domestic Equity Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Premier Growth Fund
Quasar Fund
Technology Fund
The Alliance Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Fixed Income Funds

Corporate Bond Portfolio
Global Dollar Government Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
North American Government Income Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
The Austria Fund
ACM Government Income Fund
ACM Government Opportunity Fund
The Korean Investment Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.


--------------------------------------------------------------------------------
                                          ALLIANCE ALL-ASIA INVESTMENT FUND o 33

Alliance All-Asia Investment Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AAFSR401